Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net earnings	CAD 312	CAD 142	CAD 649	CAD 330
Other comprehensive (loss) income
Unrealized foreign currency translation losses, net of hedging activities and tax	(244)	(18)	(336)	(287)
Net change in available-for-sale investment, net of tax	0	(1)	0	2
Net change in fair value of cash flow hedges, net of tax	(2)	0	(2)	0
Other comprehensive (loss) income	(246)	(19)	(338)	(285)
Comprehensive income	66	123	311	45
Comprehensive income attributable to:
Non-controlling interests	38	17	65	24
Preference equity shareholders	17	18	33	37
Common equity shareholders	11	88	213	(16)
Comprehensive income	CAD 66	CAD 123	CAD 311	CAD 45